Inventories (Ergotron, Inc)	9 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2009	Dec. 31, 2008
Ergotron, Inc
INVENTORIES

NOTE B —	INVENTORIES

Inventories consisted of the following at October 2, 2010:

2010

Raw materials and packaging	$4,933,491
Work-in-process	146,549
Finished goods	12,325,145

Total inventories	$17,405,185

NOTE D —	INVENTORIES
  Inventories consisted of the following at December 31:

2009

Raw materials and packaging	$2,871,462
Work-in-process	25,450
Finished goods	9,083,091

Total inventories	$11,980,003

NOTE E —	INVENTORIES

Inventories consisted of the following at December 31, 2008:

2008

Raw materials and packaging	$6,241,518
Work-in-process	82,922
Finished goods	9,890,233

Total inventories	$16,214,673